SUBSEQUENT EVENTS (Details Textual) - Longhan and Tiger Fund [Member] - Subsequent Event [Member] $ in Thousands	1 Months Ended
Oct. 16, 2018 USD ($) shares
Stock Issued During Period, Shares, New Issues | shares	1,397,680
Proceeds from Issuance of Common Stock | $	$ 7,743,147